CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Warrant [Member]
Number of ordinary shares that can be purchased through pre-funded warrant			1,024,876
Pre-funded warrants to purchase price			$ 2.57
Private Placement [Member]
Issuance expenses	$ 1,361	$ 30	$ 987